Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net income	$ 376,211	$ 1,502,875
Allowance for accounts receivable	(53,507)	0
Allowance for inventory	3,645	0
Allowance for prepaid expenses and other current assets	78,061	0
Depreciation of property and equipment	1,034,004	7,402
Amortization of intangible assets	32,064	0
Amortization of land use right	22,805	0
Changes in operating assets and liabilities:
Accounts receivable, net	418,853	(858,161)
Contract receivable, net	0	1,972,732
Advance to suppliers	43,652	4,415,107
Inventory, net	0	(25,401)
Prepaid expenses and other current assets	3,561,065	40,899
Accounts payable	(447,642)	(77,703)
Contract liabilities	(8,330,439)	(285,832)
Taxes payable	60,333	11,175
Operating lease liabilities	2,197	0
Accrued expenses and other current liabilities	(1,891,144)	99
Net cash (used in) provided by operating activities	(5,089,842)	6,703,192
Cash flows from investing activities
Purchase of property and equipment	(64,586)	0
Prepayment for acquisitions	0	(39,137,623)
Net cash used in investing activities	(64,586)	(39,137,623)
Cash flows from financing activities
Proceeds from advance from a related party	2,454,258	313,966
Proceeds from loans from third parties	1,252,108	0
Net proceeds from issuance of ordinary shares	0	11,989,949
Net cash provided by financing activities	3,706,366	12,303,915
Effect of changes of foreign exchange rates on cash	(34,351)	(298,326)
Net decrease in cash	(1,482,413)	(20,428,842)
Cash, beginning of period	13,650,071	32,678,421
Cash, end of period	$ 12,167,658	$ 12,249,579